--------------------------------------------------------------------------------

----------------
BERGSTROM
CAPITAL
CORPORATION
----------------


1999 FIRST QUARTER REPORT


Listed: American Stock Exchange (Ticker symbol: BEM)
Transfer Agent, Registrar and Custodian: State Street Bank and Trust Company,
  Boston, Massachusetts
Independent Auditors: Deloitte & Touche LLP, Boston, Massachusetts
Legal Counsel: Howard, Rice, Nemerovski, Canady, Falk & Rabkin PC,
  San Francisco, California

--------------------------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

                              DISTRIBUTION POLICY

  The Company's distribution policy, which was adopted by the Board of Directors on May 12, 1997, provides for an annual distribution to the Company's stockholders, during the month of June each year, of a cash dividend at the rate of a minimum of 6 percent of the Company's net asset value per share as calculated on the last business day in March of that year. The Board of Directors may modify or terminate the distribution policy at any time at its discretion.

  Please refer to the President's Letter in this report regarding the annual distribution for the year 1999 in the amount of $13.50 per share, payable on June 7, 1999 to stockholders of record on May 20, 1999.

  Under the distribution policy, distributions in any year in excess of the Company's net investment income and net realized capital gains for such year will constitute a return of stockholders' capital. For federal income tax purposes, any return of capital will generally be treated as a non-taxable recovery of basis to the extent of the stockholders' basis in their shares, and as capital gain to the extent that the return of capital is in excess of such basis. The Company will be required to liquidate a portion of its portfolio in order to fund any return of capital. Any return of capital will also reduce the assets of the Company available for investment and will likely have the effect of increasing the Company's expense ratio.

  In any year in which the total of the Company's net investment income and net realized capital gains exceeds the amount distributed for that year under the distribution policy, the Company may, at the discretion of the Board of Directors, retain a portion of the net realized long-term capital gains for such year.

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

505 Madison Street, Suite 220
Seattle, Washington 98104

May 10, 1999

Dear Fellow Stockholders:

  The Board of Directors of Bergstrom Capital Corporation (the "Company") has declared a dividend of $13.50 per share payable on June 7, 1999 to stockholders of record on May 20, 1999. The Company estimates that the sources of this dividend will be $.12 per share from net investment income for the year ending December 31, 1999, $1.64 per share from net short-term capital gains realized during the year ending December 31, 1999 and $11.74 per share from net long-term capital gains realized during the year ending December 31, 1999. Please refer to the Distribution Policy in this report.

  During the first quarter of 1999 the Company's net assets increased from $200,332,879 to $222,865,109 which is an increase of $22,532,230. The increase in net assets was composed of net investment income of $11,841, realized gain on investments of $15,567,366, and an increase in unrealized appreciation of $6,953,023.


  The per share net asset value increased from $200.33 on December 31, 1998 to $222.87 on March 31, 1999, an increase of 11.3%. During the same period the Dow Jones Industrial Average, adjusted for dividends, increased 6.6% and the Standard & Poor's 500 Stock Average, adjusted for dividends, increased 5.0%. The per share net asset value on Friday, May 7, 1999 was $217.31.

  During the first quarter of 1999 the Company had total interest and dividend income of $310,026 as compared to $408,007 for the same period in 1998 for a decrease of $97,981. During the first quarter of 1999 operating expenses were $298,185 which is a $23,816 decrease from $322,001 for the first quarter of 1998. The resulting net investment income of $11,841 for the first quarter of 1999 is a decrease of $74,165 from $86,006 for the first quarter of 1998. This resulted in a decrease to $.01 per share versus $.08 per share.

The following are the major ($500,000 or more) purchases and sales made in the Company's portfolio of securities during the first quarter of 1999:

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------


                                                       SHARES
                                         ---------------------------------------
                                                                       HELD
SECURITY NAME                            ADDITIONS   REDUCTIONS   MARCH 31, 1999
---------------------------------------- ---------   ----------   --------------
Alza Corp. .............................   21,000                     57,000
Ascend Communications, Inc. ............    8,000                     32,000
Bergen Brunswig Corp. ..................               24,000              0
BMC Software, Inc. .....................  101,250(1)                 101,250
Boole & Babbage, Inc. ..................              500,000(1)           0
Chancellor Media Corp. .................   21,500      21,500              0
Clorox Co. .............................               10,000              0
Colgate Palmolive Co. ..................    9,000                     29,000
Dell Computer Corp. ....................   22,000(2)   17,000(2)      37,000
EMC Corp. Mass..........................   15,000                     40,000
Enron Corp. ............................   31,000                     31,000
Family Dollar Stores, Inc. .............               34,000              0
Gillette Co. ...........................   54,000                     54,000
Hewlett Packard Co. ....................   14,000                     14,000
IMS Health, Inc. .......................               70,000              0
Intel Corp. ............................    4,500                     30,500
International Business Machines.........                4,000         11,000
Liberty Financial Companies.............               24,000              0
McDonalds Corp. ........................               11,000        118,000
McKesson HBOC, Inc. ....................   14,000      14,000              0
Medtronic, Inc. ........................   31,380(3)   32,380(3)      24,000
Microsoft Corp. ........................   54,000(4)                  92,000
Motorola, Inc. .........................   15,000                     15,000
Networks Associates, Inc. ..............               16,000              0
North Fork Bancorporation, Inc. ........               32,000              0
Schlumberger Ltd. ......................   18,000                     18,000
Sofamor/Danek Group, Inc. ..............               19,000(3)           0
Texas Instruments, Inc. ................   10,000                     10,000
Time Warner, Inc. ......................   23,000                     23,000
Tricon Global Restaurants, Inc. ........   14,000                     39,000
US Bancorp DEL..........................               48,000              0
Yahoo, Inc. ............................    6,000       4,500          6,000

-------
(1) Sold 350,000 shares of Boole & Babbage, Inc. and then 150,000 shares of Boole & Babbage, Inc. were exchanged for 101,250 shares of BMC Software, Inc. as a result of a merger.
(2) Sold 10,000 shares and then received 22,000 shares as a stock split and then sold 7,000 shares.
(3) Received 31,380 shares of Medtronic, Inc. in exchange for 19,000 shares of Sofamor/Danek Group, Inc. as a result of a merger and then sold 32,380 shares of Medtronic, Inc.
(4) Purchased 8,000 shares and then received 46,000 shares as a stock split.

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------


  The value of the Company's investment in the securities of Amgen, Inc. amounted to 12.1% of the Company's total assets at March 31, 1999. The investment of a substantial percentage of the Company's assets in the securities of a single issuer or industry exposes the Company to a greater risk of loss resulting from unfavorable price movements or market conditions relating to such issuer or industry.

  The Company does not have a dividend reinvestment program. The Company has considered this over the years and has determined that the cost of such a program would not be commensurate with the benefit. The Company's policy of retaining a portion of the net long-term capital gains in certain years accomplishes some of the same goals as would a dividend reinvestment program.

  YEAR 2000 READINESS DISCLOSURE -- Like other investment companies and financial and business organizations worldwide, the Company could be adversely affected if computer systems on which the Company and its service providers rely are unable to process correctly date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 issue. Failure to address successfully the Year 2000 issue could result in interruptions in and other adverse effects on the Company's business and operations. The Company is continuing its review, both internally and as regards the Company's service providers, of the Year 2000 issue as it may affect the Company. The Company is taking steps it believes are reasonably designed to address the Year 2000 issue. There can be no assurance that these steps will be sufficient. In addition, there can be no assurance that the Year 2000 issue will not have an adverse effect on the companies whose securities are held by the Company or on global markets or economies generally.

  The Company's shares of capital stock are traded on the American Stock Exchange and are identified by the stock ticker symbol BEM. The net asset value per share as of Friday's close of business is published each Saturday in Barrons, each Sunday in the New York Times, and each Monday in the Wall Street Journal and certain other publications under "Closed-End Funds".

  Your Company welcomes questions or comments from stockholders. If you wish to communicate with the Company's transfer agent, State Street Bank and Trust Company, the address is P.O. Box 8200, Boston, Massachusetts 02266-8200 and the telephone number is 1-800-426-5523.

Yours very truly,

/s/ WILLIAM L. MCQUEEN

William L. McQueen
President

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (Unaudited)

Assets:
 Investments, at value (see accompanying schedule):
  Short-term investments (cost $3,105,946)                   $  3,105,946
  Common stocks (cost $94,322,242)                            219,509,366
                                                             ------------
    Total investments (cost $97,428,188)                      222,615,312
  Cash                                                              5,000
  Receivable for securities sold                                  374,159
  Interest and dividends receivable                               143,260
  Other assets                                                      4,927
                                                             ------------
    Total assets                                              223,142,658
                                                             ------------
Liabilities:
 Advisory fee payable                                             173,783
 Payable for securities purchased                                  67,200
 Other accrued expenses                                            36,566
                                                             ------------
    Total liabilities                                             277,549
                                                             ------------
Net assets applicable to 1,000,000 outstanding shares of
 capital stock equivalent to $222.87 per share on March 31,
 1999                                                        $222,865,109
                                                             ============

STATEMENT OF CHANGES IN NET ASSETS

                                                 THREE MONTHS
                                                    ENDED
                                                  MARCH 31,    YEAR ENDED
                                                     1999     DECEMBER 31,
                                                  (Unaudited)     1998
Operations:
 Net investment income                           $     11,841 $    163,385
 Realized gain on investments                      15,567,366   16,030,888
 Increase in unrealized appreciation                6,953,023   40,313,028
                                                 ------------ ------------
 Net increase in net assets resulting from
  operations                                       22,532,230   56,507,301
                                                 ------------ ------------
Dividends to stockholders:
 From net investment income                                       (163,385)
 From net realized gain on investments                         (10,763,990)
                                                 ------------ ------------
    Total dividends to stockholders ($10.75 per
     share--1998)                                              (10,927,375)
                                                 ------------ ------------
Cost of shares of Bergstrom Capital Corporation
 stock repurchased (28,400 shares--1998)                        (4,141,868)
                                                 ------------ ------------
Total increase in net assets                       22,532,230   41,438,058
Net assets, beginning of period                   200,332,879  158,894,821
                                                 ------------ ------------
Net assets, end of period                        $222,865,109 $200,332,879
                                                 ============ ============

See also Notes to Financial Statements in the Company's 1998 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1999 (Unaudited)

Investment Income:
 Interest                                                          $     5,606
 Dividends                                                             304,420
                                                                   -----------
    Total income                                                       310,026
                                                                   -----------
Expenses:
 Advisory fees                                                         173,240
 Auditing fees                                                          25,600
 Directors' fees and expenses                                           21,924
 Officer's salary and related expenses                                  21,452
 Accounting expenses                                                    15,182
 Legal fees                                                              9,590
 State and other taxes                                                   7,586
 Transfer agent fees and expenses                                        6,106
 Other expenses                                                          6,005
 Custodian fees                                                          5,856
 Stockholders' meeting and reports                                       3,894
 Fee for shares listed on American Stock Exchange                        1,750
                                                                   -----------
    Total expenses                                                     298,185
                                                                   -----------
Net investment income ($.01 per share)                                  11,841
                                                                   -----------
Realized and unrealized gain on investments:
 Realized gain on investments (excluding short-term
  investments):
  Proceeds from sale of securities                    $ 28,997,225
  Cost of securities sold                               13,429,859
                                                      ------------
    Realized gain on investments sold                               15,567,366
 Unrealized appreciation of investments:
  Beginning of period                                  118,234,101
  End of period                                        125,187,124
                                                      ------------
    Increase in unrealized appreciation                              6,953,023
                                                                   -----------
Net gain on investments ($22.53 per share)                          22,520,389
                                                                   -----------
Net increase in net assets resulting from operations               $22,532,230
                                                                   ===========

See also Notes to Financial Statements in the Company's 1998 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
March 31, 1999 (Unaudited)

 Shares                                            Cost        Value
           Short-Term Investments (1.4%):
 3,105,946 SSgA Money Market Fund               $ 3,105,946 $  3,105,946
 ---------                                      ----------- ------------
 3,105,946 Total--Short-Term Investments          3,105,946    3,105,946
 =========                                      ----------- ------------
           Common Stocks (98.6%):
           Aerospace (0.5%):
    17,000 General Dynamics Corp.                   970,787    1,092,250
                                                ----------- ------------
           Banks (2.5%):
    52,000 Bank New York, Inc.                    1,065,418    1,868,750
    35,000 Citigroup, Inc.                        1,433,940    2,235,625
    17,000 Firstar Corp.                          1,042,947    1,521,500
                                                ----------- ------------
                                                  3,542,305    5,625,875
                                                ----------- ------------
           Beverages (3.0%):
    60,000 Coca Cola Enterprises, Inc.              810,797    1,815,000
    77,500 Coca-Cola Co.                            104,001    4,756,563
                                                ----------- ------------
                                                    914,798    6,571,563
                                                ----------- ------------
           Biotechnology (12.1%):
   360,000 Amgen, Inc. (A)                          940,410   26,955,000
                                                ----------- ------------
           Broadcasting (1.5%):
    34,000 Clear Channel Communications, Inc.     1,775,263    2,280,125
    15,000 Jacor Communications, Inc.               832,456    1,140,000
                                                ----------- ------------
                                                  2,607,719    3,420,125
                                                ----------- ------------
           Business Services (0.5%):
    22,000 Fiserv, Inc.                           1,024,671    1,179,750
                                                ----------- ------------
           Communication Systems (5.6%):
    18,000 Bell Atlantic Corp.                    1,029,039      930,375
    15,500 GTE Corp.                                862,042      937,750
    91,000 MCI WorldCom, Inc.                     2,114,237    8,059,187
    41,000 Nextel Communications, Inc.              687,750    1,501,625
    23,000 SBC Communications, Inc.               1,075,954    1,083,875
                                                ----------- ------------
                                                  5,769,022   12,512,812
                                                ----------- ------------

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

SHARES

           Common Stocks (Unaudited)--Continued
                                                        Cost        Value
           Computers and Information (2.0%):
    37,000 Dell Computer Corp.                       $   781,368 $ 1,512,375
    14,000 Hewlett-Packard Co.                         1,031,911     949,375
    11,000 International Business Machines             1,582,895   1,949,750
                                                     ----------- -----------
                                                       3,396,174   4,411,500
                                                     ----------- -----------
           Diversified Technology (1.8%):
    25,000 Nokia Corp. Sponsored ADR                     450,507   3,893,750
                                                     ----------- -----------
           Drugs and Health Supplies (4.7%):
    25,000 Johnson & Johnson                           1,614,356   2,342,188
    24,000 Medtronic, Inc.                             1,293,548   1,722,000
    37,000 Pfizer, Inc.                                1,791,096   5,133,750
    18,000 Smithkline Beecham PLC ADR                    298,469   1,287,000
                                                     ----------- -----------
                                                       4,997,469  10,484,938
                                                     ----------- -----------
           Electrical Components (1.9%):
    38,000 General Electric Co.                        2,112,832   4,203,750
                                                     ----------- -----------
           Electronics/New Technology (9.6%):
    32,000 Ascend Communications, Inc.                 1,938,552   2,678,000
    40,500 Cisco Systems, Inc.                         1,322,839   4,437,281
    40,000 EMC Corp. Mass                              3,040,122   5,110,000
    30,500 Intel Corp.                                 2,280,975   3,633,312
    19,000 Lucent Technologies, Inc.                     769,305   2,047,250
    15,000 Motorola, Inc.                              1,066,194   1,098,750
    15,000 Perkin-Elmer Corp.                          1,054,466   1,455,938
    10,000 Texas Instruments, Inc.                     1,047,200     992,500
                                                     ----------- -----------
                                                      12,519,653  21,453,031
                                                     ----------- -----------
           Financial Services, Diversified (1.0%):
    15,000 Federal Home Loan Mortgage Corp.              799,225     856,875
    18,000 Federal National Mortgage Association         440,845   1,246,500
                                                     ----------- -----------
                                                       1,240,070   2,103,375
                                                     ----------- -----------
           Food Processing (0.5%):
    30,000 Pioneer Hi-Bred International, Inc.           616,320   1,128,750
                                                     ----------- -----------
           Health Care Services (0.7%):
    22,500 Cardinal Health, Inc.                       1,182,982   1,485,000
                                                     ----------- -----------

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

SHARES

           Common Stocks (Unaudited)--Continued
                                                          Cost        Value
           Household Products (Non-Durable) (2.5%):
    54,000 Gillette Co.                                $ 3,029,283 $ 3,209,625
    24,000 Proctor & Gamble Co.                            572,220   2,350,500
                                                       ----------- -----------
                                                         3,601,503   5,560,125
                                                       ----------- -----------
           Industrial Machinery (3.6%):
   112,000 Tyco International Ltd. New                   2,643,273   8,036,000
                                                       ----------- -----------
           Insurance (2.3%):
    42,000 American International Group, Inc.              841,345   5,066,250
                                                       ----------- -----------
           Lodging (0.6%):
    40,000 Marriott International, Inc. Class A            497,055   1,345,000
                                                       ----------- -----------
           Media (0.6%):
    45,000 Disney (Walt) Co.                               560,460   1,400,625
                                                       ----------- -----------
           Medical Supplies (5.6%):
    25,800 Abbott Laboratories                             452,270   1,207,762
    57,000 Alza Corp.                                    2,521,493   2,180,250
    37,000 American Home Products Corp.                  1,755,990   2,414,250
   100,000 Baxter International, Inc.                      880,840   6,600,000
                                                       ----------- -----------
                                                         5,610,593  12,402,262
                                                       ----------- -----------
           Petroleum Services (0.5%):
    18,000 Schlumberger Ltd.                             1,037,137   1,083,375
                                                       ----------- -----------
           Pharmaceuticals (5.6%):
    32,000 Bristol-Myers Squibb Co.                        215,411   2,058,000
    54,000 Lilly Eli & Co.                               1,545,624   4,583,250
    56,000 Schering-Plough Corp.                           487,839   3,097,500
    40,000 Warner Lambert Co.                              665,208   2,647,500
                                                       ----------- -----------
                                                         2,914,082  12,386,250
                                                       ----------- -----------
           Publishing (0.7%):
    23,000 Time Warner, Inc.                             1,554,189   1,634,438
                                                       ----------- -----------
           Regulated Investment Companies (4.9%):
   815,000 Dresdner RCM Growth Equity Fund, Inc. (B)     4,311,350   4,979,650
   165,254 Dresdner RCM International Growth Equity
            Fund (B)                                     2,155,956   2,467,244
   450,000 Dresdner RCM Small Cap Fund (B)               4,085,154   3,559,500
                                                       ----------- -----------
                                                        10,552,460  11,006,394
                                                       ----------- -----------

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

SHARES

         Common Stocks (Unaudited)--
         Continued
                                               Cost        Value
         Restaurants (3.6%):
 118,000 McDonalds Corp.                    $ 2,522,429 $  5,346,875
  39,000 Tricon Global Restaurants, Inc.      1,818,548    2,739,750
                                            ----------- ------------
                                              4,340,977    8,086,625
                                            ----------- ------------
         Retail Trade (7.8%):
  67,500 Bed Bath & Beyond, Inc.              1,048,624    2,463,750
  29,000 Colgate Palmolive Co.                2,255,864    2,668,000
  34,000 Costco Companies, Inc.               2,115,016    3,113,125
  20,000 CVS Corporation                        381,438      950,000
  23,000 Dayton Hudson Corp.                  1,177,430    1,532,375
  30,000 Home Depot, Inc.                       943,546    1,867,500
  20,000 Kohls Corp.                            949,282    1,417,500
   6,700 Lowe's Companies, Inc.                 388,600      405,350
  22,000 Safeway, Inc.                          657,405    1,128,875
  20,000 Wal-Mart Stores, Inc.                1,183,376    1,843,750
                                            ----------- ------------
                                             11,100,581   17,390,225
                                            ----------- ------------
         Software and Processing (11.5%):
  80,000 America Online, Inc.                   556,456   11,680,000
  22,000 Automatic Data Processing, Inc.        241,307      910,250
 101,250 BMC Software, Inc. (A)                  23,704    3,752,578
  92,000 Microsoft Corp. (A)                  2,935,538    8,245,500
   6,000 Yahoo, Inc.                          1,037,750    1,010,250
                                            ----------- ------------
                                              4,794,755   25,598,578
                                            ----------- ------------
         Utilities (0.9%):
  31,000 Enron Corp.                          1,988,113    1,991,750
                                            ----------- ------------
         Totals--Common Stocks               94,322,242  219,509,366
                                            ----------- ------------
         Totals--Investments                $97,428,188 $222,615,312
                                            =========== ============

(A)  Non-income producing securities.
(B) Regulated investment company advised by Dresdner RCM Global Investors LLC, the Corporation's investment adviser.

See also Notes to Financial Statements in the Company's 1998 Annual Report to Stockholders.

--------------------------------------------------------------------------------

BOARD OF DIRECTORS

ERIK E. BERGSTROM                       GEORGE COLE SCOTT
Chairman                                Registered Representative
                                        Anderson & Strudwick Incorporated
WILLIAM L. McQUEEN                      President
President and Treasurer                 Closed-End Fund Advisors, Inc.

NORMAN R. NIELSEN                       WILLIAM H. SPERBER
Manager and Senior Member               Chairman, President and
  of Research Staff                       Chief Executive Officer
SRI International                       The Trust Company of Washington
                                        Director and President
                                        Manzanita Capital, Inc.

OFFICERS

WILLIAM L. McQUEEN                      PAMELA A. FIORINI
President and Treasurer                 Secretary

                                        ELIZABETH C. HEDLUND
                                        Assistant Secretary

 -----------------------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION

505 Madison Street, Suite 220
Seattle, Washington 98104
(206) 623-7302

--------------------------------------------------------------------------------

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